Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions

7. PARTY-IN-INTEREST TRANSACTIONS

The Plan provides for investment in shares of Core Laboratories Inc. Common Stock, investment in funds managed by the Trustee, and collective trust funds. The Plan also allows participants to borrow from their vested balances. These transactions qualify as party-in-interest transactions. These transactions are exempt from the ERISA prohibited transaction rules; consequently, these transactions are permitted. Administrative expenses associated with plan administration, record-keeping, and investment management fees are paid by the plan to certain parties-in-interest.

The Plan held $3,734,349 and $4,462,997 of Core Laboratories Inc. common shares at December 31, 2025 and 2024, respectively.